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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended June 30, 2005

If amended report check here          |_|           Amended Number:  _______

This Amendment (Check only one):      |_|           is a restatement

                                      |_|           adds new holding
                                                    entries.
Century Management
                                       ------------------------------
Name of Institutional Investment Manager

805 Las Cimas Parkway Suite 430               Austin        TX       78746
Business Address     (Street)                 (City)        (State)  (Zip)

13F Number: 28-__________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Jim Brilliant                          Vice President           (512)329-0050
Name                                   (Title)                       (Phone)


                                        /s/ Jim Brilliant
                                       ------------------------------
                                        (Manual Signature of Person Duly
                                        Authorized to submit This Report)

                                        August 14, 2005  Austin, Texas
                                       ------------------------------
                                         (Place and Date of Signing)

Report Type:

|X| 13F HOLDINGS REPORT.

|_| 13F NOTICE.

|_| 13F COMBINATION REPORT.


                                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                              --------------

Form 13F Information Table Entry Total:            46
                                              --------------

Form 13F Information Table Value Total:         $1,091,780
                                              --------------
                                               (thousands)

List of Other Included Managers:

Name and file numbers of ALL institutional Investment Managers with respect to which this schedule is filed (other that the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

***NONE***

FORM 13F
INFORMATION TABLE
                     TITLE          FAIR              INVESTMENT DISCRETION       OTHER      VOTING AUTHORITY
NAME OF ISSUER        OF    CUSIP   MARKET SHARE  SOLE       SHARED        NONE MANAGERS SOLE     SHARED     NONE
                     CLASS NUMBER   VALUE  AMOUNT (A) (B)                  ( C )         (A) (B)             ( C )
                                    (000's)(00's)
Ampco Pittsburgh     COM  032037103 9565   7971   SOLE                                   X
Anheuser-Busch Cos I COM  035229103 46728  10214  SOLE                                   X
Astec Industries Inc COM  046224101 44132  19031  SOLE                                   X
Astronics Corp       COM  046433108 807    891    SOLE                                   X
Automatic Data Proc. COM  053015103 23115  5508   SOLE                                   X
Avery Dennison Corp  COM  053611109 48338  9127   SOLE                                   X
Berkshire Hathaway B COM  084670207 326    1      SOLE                                   X
CDI Corp.            COM  125071100 29745  13570  SOLE                                   X
CPI Corp.            COM  125902106 28653  15874  SOLE                                   X
Central Fund CDA     COM  153501101 7377   13918  SOLE                                   X
Clark Inc.           COM  181457102 21933  15306  SOLE                                   X
Corning Inc.         COM  219350105 606    365    SOLE                                   X
Dixie Group Inc      COM  255519100 2416   1372   SOLE                                   X
Dow Jones & Co Inc.  COM  260561105 48220  13602  SOLE                                   X
Eastman Kodak        COM  277461109 12274  4571   SOLE                                   X
Evans & Sutherland   COM  299096107 2071   4100   SOLE                                   X
Graham Corp.         COM  384556106 4739   1765   SOLE                                   X
W W Grainger Inc     COM  384802104 49294  8997   SOLE                                   X
Helmerich & Payne    COM  423452101 39270  8370   SOLE                                   X
Kaman Corp-Cl A      COM  483548103 6401   3548   SOLE                                   X
Kimberly-Clark Corp  COM  494368103 47634  7610   SOLE                                   X
Layne Christensen    COM  521050104 27473  13830  SOLE                                   X
Learning Tree        COM  522015106 3002   2523   SOLE                                   X
Marsh & McLennan     COM  571748102 54868  19808  SOLE                                   X
Martin Marietta Mtrl COM  573284106 27842  4028   SOLE                                   X
Maxwell Technologies COM  577767106 27483  22546  SOLE                                   X
Maytag Corp.         COM  578592107 9371   5984   SOLE                                   X
Myers Industries Inc COM  628464109 12537  10029  SOLE                                   X
NS Group Inc.        COM  628916108 27997  8612   SOLE                                   X
Newell Rubbermaid In COM  651229106 49193  20635  SOLE                                   X
Omnicare Inc         COM  681904108 26840  6326   SOLE                                   X
Parlex Corp.         COM  701630105 5841   10070  SOLE                                   X
Powell Industries In COM  739128106 11896  6304   SOLE                                   X
Readers Digest       COM  755267101 16771  10164  SOLE                                   X
Robbins & Myers Inc. COM  770196103 7454   3465   SOLE                                   X
SPX Corp.            COM  784635104 51325  11163  SOLE                                   X
Sonoco Products      COM  835495102 21659  8173   SOLE                                   X
Spectrum Control     COM  847615101 347    516    SOLE                                   X
Tidewater Inc        COM  886423102 30040  7880   SOLE                                   X
Trinity Industries I COM  896522109 5696   1778   SOLE                                   X
Wal-Mart Stores Inc. COM  931142103 47811  9919   SOLE                                   X
EMS Technologies Inc COM  26873N108 1481   991    SOLE                                   X
Imation Corp.        COM  45245A107 19913  5133   SOLE                                   X
Japan Sm. Cap. Fund  COM  47109U104 15207  14081  SOLE                                   X
Manpower Inc.        COM  56418h100 49161  12358  SOLE                                   X
Transocean Inc.      COM  G90078109 66927  12401  SOLE                                   X